Dividend Leaders ETF Average Annual Total Returns		12 Months Ended	15 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	17.32%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.86%	11.60%
Performance Inception Date	Sep. 25, 2024
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.95%	10.85%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	8.76%